Consolidated statements of operations - unaudited (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Nov. 30, 2012
Operating Expenses
Administration	$ 19,289	$ 0	$ 45,381	$ 54,925	$ 215,687	$ 525,450	$ 816,672	$ 886,885
Advertising	155,690	222,670	501,634	580,029	1,028,472	131,284	1,164,380	1,666,014
Business development	181,261	111,924	487,609	217,046	411,367	0	411,367	898,976
Consulting fees	181,054	437,727	494,912	1,452,465	2,783,987	3,731,814	7,260,606	7,755,518
Depreciation	55	68	165	210	278	339	1,997	2,162
Foreign exchange (gain) loss	(9,481)	262,159	134,466	321,816	198,974	(194,296)	(42,288)	92,178
Investor relations	82,157	32,479	270,828	579,961	487,996	437,102	978,753	1,249,581
Management fees	165,576	375,012	502,620	826,122	1,088,541	1,325,840	2,613,337	3,115,957
Mineral property impairment	0	0	0	0	0	0	652,784	652,784
Mineral property option payments and exploration costs	1,797,091	958,510	5,591,134	5,928,560	7,286,863	2,790,910	11,258,269	16,849,403
Office and miscellaneous	23,081	15,484	58,052	33,441	59,905	41,479	187,544	245,596
Professional fees	120,763	31,573	457,262	120,183	253,380	101,803	557,410	1,014,672
Property investigation costs	0	0	0	0	24,483	0	24,483	24,483
Rent					0	7,024	24,832
Transfer agent and filing fees	13,584	13,057	32,882	60,386	79,186	99,650	283,202	316,084
Net loss before other items	(2,730,120)	(2,460,663)	(8,576,945)	(10,175,144)	(13,919,119)	(8,998,399)	(26,193,348)	(34,770,293)
Other items
Change in derivative liability	(142,178)	8,759,379	4,853,604	20,920,063	22,209,156	(22,172,944)	561,350	5,414,954
Interest income	3,043	16,418	27,571	16,418	62,497	0	62,497	90,068
Loss on debt settlement	0	0	0	0	0	(37,488)	(37,488)	(37,488)
Mineral property - recovery	0	0	112,668	0				112,668
Other income	0	14,651	0	14,651	153,125	0	153,125	153,125
Operating Income (Loss)	(139,135)	8,790,448	4,993,843	20,951,132	22,424,778	(22,210,432)	739,484	5,733,327
Net profit (loss)	$ (2,869,255)	$ 6,329,785	$ (3,583,102)	$ 10,775,988	$ 8,505,659	$ (31,208,831)	$ (25,453,864)	$ (29,036,966)
Earnings (Loss) per share - basic	$ (0.02)	$ 0.05	$ (0.02)	$ 0.09	$ 0.06	$ (0.65)
Earnings per share - dilutive		$ 0.05		$ 0.09	$ 0.05
Weighted average number of shares outstanding during the year - basic	175,256,968	127,591,348	172,211,630	125,379,677	131,524,259	48,048,430
Weighted average number of shares outstanding during the year - dilutive		127,940,098		125,728,427	155,786,958